Shareholder's Equity - Progression of the components of accumulated other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		$ 266
Other comprehensive income (loss), net of tax		192	$ 74	$ (277)
Impact of the U.S. corporate tax rate change on AOCI		0
AOCI ending balance		557	266
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, Pretax		299	117	(440)
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, tax		(105)	(41)	154
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, net of tax		194	76	(286)
Reclassification from accumulated other comprehensive income, pretax	[1]	3	9	13
Reclassification from accumulated other comprehensive income, tax	[1]	(1)	(3)	(5)
Reclassification from accumulated other comprehensive income, net of tax		2	6	8
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		302	126	(427)
Other comprehensive income (loss), tax		(106)	(44)	149
Other comprehensive income (loss), net of tax		196	82	(278)
Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	[2]	273	191	469
Impact of the U.S. corporate tax rate change on AOCI	[3]	101	0	0
AOCI ending balance	[2]	570	273	191
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		(6)	(12)	1
Other comprehensive income (loss), tax		2	4	0
Other comprehensive income (loss), net of tax		(4)	(8)	1
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		(7)	1	0
Impact of the U.S. corporate tax rate change on AOCI	[3]	(2)	0	0
AOCI ending balance		(13)	(7)	1
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		296	114	(426)
Other comprehensive income (loss), tax		(104)	(40)	149
Other comprehensive income (loss), net of tax		192	74	(277)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		266	192	469
Other comprehensive income (loss), net of tax		192	74	(277)
Impact of the U.S. corporate tax rate change on AOCI	[3]	99	0	0
AOCI ending balance		$ 557	$ 266	$ 192

[1]	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings: OCI component Affected line in the statement of earnings Pretax Realized losses on securities Tax Provision for income taxes
[2]	Includes net unrealized gains of $42 million at December 31, 2017 compared to net unrealized gains of $34 million and $33 million at December 31, 2016 and 2015, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.
[3]	Other represents the December 2017 reclassification of $99 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A — “Accounting Policies — Income Taxes”).